Assets held for sale, liabilities of disposal groups held for sale and business acquisitions - Narrative (Details) $ in Millions, € in Billions						3 Months Ended	10 Months Ended	12 Months Ended
		Nov. 27, 2025 USD ($)	Oct. 31, 2025 USD ($)	Oct. 03, 2025 USD ($)	Sep. 16, 2025	Mar. 31, 2026 USD ($)	Jun. 30, 2026 USD ($)	Dec. 31, 2025 USD ($)	Dec. 31, 2024 USD ($)	Dec. 31, 2023 USD ($)	Sep. 30, 2025 USD ($)	Jan. 01, 2024 USD ($)	Jan. 01, 2024 EUR (€)
Disclosure of analysis of single amount of discontinued operations [line items]
Total assets								$ 3,233,034	$ 3,017,048	$ 3,038,677
– total liabilities								3,027,368	2,824,775
Gain/(loss) on disposal of operations	[1]							$ (47)	(1,752)	$ (61)
HSBC Bank Malta p.l.c.
Disclosure of analysis of single amount of discontinued operations [line items]
Percentage of share class held by immediate parent company (or by the Group) where this varies								70.03%
Discontinued operations
Disclosure of analysis of single amount of discontinued operations [line items]
Total assets								$ 9,713	27,126
– total liabilities								23,382	29,011
HSBC Continental Europe | HSBC Bank Malta p.l.c.
Disclosure of analysis of single amount of discontinued operations [line items]
Percentage of share class held by immediate parent company (or by the Group) where this varies					70.03%
France retail banking busines | HSBC Continental Europe
Disclosure of analysis of single amount of discontinued operations [line items]
Loans and advances at amortised cost												$ 8,300	€ 7.1
– foreign exchange reclassified to income statement on disposal or dilution of a foreign operation			$ 1,500
Hedging gains (losses) for hedge of group of items with offsetting risk positions								100
France retail banking busines | HSBC Continental Europe | Discontinued operations
Disclosure of analysis of single amount of discontinued operations [line items]
Total assets											$ 6,000
HSBC Life (UK) Limited
Disclosure of analysis of single amount of discontinued operations [line items]
– foreign exchange reclassified to income statement on disposal or dilution of a foreign operation								200
Gain/(loss) on disposal of operations								(100)
HSBC Life (UK) Limited | Discontinued operations
Disclosure of analysis of single amount of discontinued operations [line items]
Total assets								6,624
– total liabilities								6,386
Bahrain Retail Banking Business | HSBC Bank Middle East Limited
Disclosure of analysis of single amount of discontinued operations [line items]
Gain/(loss) on disposal of operations		$ 100
French life insurance business | Discontinued operations
Disclosure of analysis of single amount of discontinued operations [line items]
Total assets									24,222
– total liabilities									23,420
French life insurance business | HSBC Continental Europe
Disclosure of analysis of single amount of discontinued operations [line items]
Total assets											28,200
– total liabilities											27,200
Gain/(loss) on disposal of operations								(200)
Germany private banking business | Discontinued operations
Disclosure of analysis of single amount of discontinued operations [line items]
Total assets									2,231
– total liabilities									2,226
Germany private banking business | HSBC Continental Europe
Disclosure of analysis of single amount of discontinued operations [line items]
Total assets											1,500
– total liabilities											$ 1,500
Gain/(loss) on disposal of operations				$ 200
HSBC Bank Malta p.l.c. | HSBC Continental Europe | Forecast | Disposal of major subsidiary
Disclosure of analysis of single amount of discontinued operations [line items]
Gain/(loss) on disposal of operations							$ (400)
HSBC Bank (Uruguay) S.A. | Discontinued operations
Disclosure of analysis of single amount of discontinued operations [line items]
Total assets								2,142
– total liabilities								1,959
HSBC Bank (Uruguay) S.A. | HSBC Latin America Holdings (UK) Limited
Disclosure of analysis of single amount of discontinued operations [line items]
Total assets								2,100
– total liabilities								2,000
German custody business | Discontinued operations
Disclosure of analysis of single amount of discontinued operations [line items]
Total assets								356
– total liabilities								12,465
German custody business | HSBC Continental Europe
Disclosure of analysis of single amount of discontinued operations [line items]
Total assets								400
– total liabilities								12,500
German custody business | HSBC Continental Europe | Forecast | Disposal of major subsidiary
Disclosure of analysis of single amount of discontinued operations [line items]
Gain/(loss) on disposal of operations						$ 100
South Africa
Disclosure of analysis of single amount of discontinued operations [line items]
Total assets								400
– total liabilities								2,100
Reserve of exchange differences on translation and other reserves								100
South Africa | Discontinued operations
Disclosure of analysis of single amount of discontinued operations [line items]
Total assets								442	673
– total liabilities								$ 2,082	$ 3,345

[1]	In 2024, the amount includes a $1.0bn loss on disposal and a $5.2bn loss on the recycling in foreign currency translation reserve losses and other reserves arising on sale of our business in Argentina. This was partly offset by a gain of $4.6bn, inclusive of the recycling of $0.6bn in foreign currency translation reserve losses and $0.4bn of other reserves losses but excluding the $0.3bn gain on the foreign exchange hedging (see footnote 4 above) on the sale of our banking business in Canada. The amount in 2023 primarily reflected losses due to restrictions impacting the recoverability of assets in Russia, partly offset by a gain on sale of our retail banking operations in France.